MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 27, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust” or the “Registrant”)

Federated Institutional Prime 60 Day Fund (formerly, “Federated Master Trust”)

Institutional Shares

Service Shares

Premier Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 186 under the Securities Act of 1933 and Amendment No. 188 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on August 1, 2016 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933. A Rule 485(a) filing is being made to convert Federated Master Trust to a fluctuating net asset value institutional prime money market fund that will invest in securities that mature in 60 days or less and will use the amortized cost method to value its portfolio securities when permitted to do so under procedures adopted by the Fund’s Board of Trustees. In this connection, the Fund’s name will be changed to Federated Institutional Prime 60 Day Fund (the “Fund”) and the existing share class will be re-designated as Premier Shares. In addition, two new share classes will be added to the Fund: Institutional Shares and Service Shares.

The Fund represents a taxable investment vehicle and may be marketed through banks, savings associations or credit unions.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8835.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal

Enclosures